Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Fair Value Measurement Hierarchy for Assets and Liabilities

Quantitative disclosures fair value measurement hierarchy for assets and liabilities as at December 31, 2016:

		Fair value measurement using
	Date of valuation		Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
		Total	(Level 1)	(Level 2)	(Level 3)
		RMB’000	RMB’000	RMB’000	RMB’000

Assets measured at fair value
Held for trading investment:
Quoted equity shares – TCL (Note 19)	December 31, 2016	12,181	12,181	—	—
Liabilities measured at fair value
Derivative financial liabilities:
Foreign exchange forward contract - USD(i) (Note 16(a))	December 31, 2016	140	—	140	—

Quantitative disclosures fair value measurement hierarchy for assets and liabilities as at December 31, 2017:

Fair value measurement using
	Date of valuation		Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
		Total	(Level 1)	(Level 2)	(Level 3)
		RMB’000	RMB’000	RMB’000	RMB’000

Assets measured at fair value
Held for trading investment:
Quoted equity shares – TCL (Note 19)	December 31, 2017	24,714	24,714	—	—

Note:

(i)

Forward currency contracts are valued using a valuation technique with market observable inputs. The most frequently applied valuation techniques include forward pricing, using present value calculations. The models incorporate various inputs including the foreign exchange spot and forward rates.